Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
At lower of LIFO cost or market:
Live hogs and materials	$ 208,641,000	$ 207,310,000
Fresh pork and materials	28,573,000	33,485,000
Inventories at lower of LIFO cost or market, Gross	237,214,000	240,795,000
LIFO adjustment	(36,560,000)	(62,236,000)
Total inventories at lower of LIFO cost or market	200,654,000	178,559,000
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	320,066,000	299,229,000
Sugar produced and in process	48,863,000	53,325,000
Other	57,344,000	74,289,000
Total inventories at lower of FIFO cost or market	426,273,000	426,843,000
Grain, flour and feed at lower of weighted average cost or market	109,375,000	93,596,000
Total inventories	736,302,000	698,998,000
LIFO method increase (decrease) in earnings	15,662,000	17,381,000	(20,098,000)
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 13.29	$ 14.56	$ (16.70)
Amount that inventories would have been higher by if the FIFO method had been used	$ 36,560,000	$ 62,236,000